LOANS PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Loans Payable Tables
Summary of loans payable

	March 31, 2018	September 30, 2017
Loan principal amount	$973,465	$1,328,265
Liability to be paid through profit share	300,000	300,000
Profit interest payable	559,408	126,345
Less: unamortized debt discount	-	(14,352)
Loans payable, net	$1,832,873	$1,740,258

	September 30, 2017	September 30, 2016
Loan principal amount	$1,328,265	$-
Liability to be paid through profit share	300,000	-
Profit interest payable	126,345	-
Less: unamortized debt discount	(14,352)	-
Loans payable, net	$1,740,258	$-